Statutory Reserves and Restricted Net Assets - Balance Sheet Parenthetical (Details) - $ / shares	Dec. 31, 2021	Mar. 17, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2019	Sep. 16, 2019	Dec. 31, 2018	May 02, 2018	Apr. 16, 2018	Sep. 15, 2017	Aug. 15, 2017	Nov. 11, 2016	Mar. 31, 2015	Dec. 23, 2014	Aug. 28, 2014
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, shares issued			60,468,490
Convertible preferred shares, shares outstanding			278,163,799	278,163,799			227,192,560
Ordinary shares, par value	$ 0.00005		$ 0.00005	$ 0.00005											$ 0.00005
Ordinary shares, shares authorized	0	1,000,000,000	692,500,110												1,000,000,000
Ordinary shares, shares issued	0		221,980,000	221,980,000
Ordinary shares, shares outstanding	0		221,980,000	221,980,000
Treasury share, par value	$ 0.00005		$ 0.00005
Treasury share issued	11,604,808		0
Series A convertible preferred shares
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005										$ 0.00005	$ 0.00005
Convertible preferred shares, shares authorized	0		65,288,360
Convertible preferred shares, shares issued	0		65,288,360
Convertible preferred shares, shares outstanding	0		65,288,360	65,288,360			65,288,360
Series A-1 convertible preferred shares
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005									$ 0.00005
Convertible preferred shares, shares authorized	0		15,959,140
Convertible preferred shares, shares issued	0		12,222,267
Convertible preferred shares, shares outstanding	0		12,222,267	12,222,267			13,679,270
Series B convertible preferred shares
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005							$ 0.00005	$ 0.00005
Convertible preferred shares, shares authorized	0		90,782,550
Convertible preferred shares, shares issued	0		87,756,440
Convertible preferred shares, shares outstanding	0		87,756,440	87,756,440			87,756,440
Series C convertible preferred shares
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005					$ 0.00005	$ 0.00005
Convertible preferred shares, shares authorized	0		60,469,840
Convertible preferred shares, shares issued	0		60,468,490
Convertible preferred shares, shares outstanding	0		60,468,490	60,468,490			60,468,490
Series D convertible preferred shares
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005		$ 0.00005	$ 0.00005
Convertible preferred shares, shares authorized	0		75,000,000
Convertible preferred shares, shares issued	0		52,428,242
Convertible preferred shares, shares outstanding	0		52,428,242	52,428,242
Common Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	600,000,000		0
Ordinary shares, shares issued	491,846,560		0
Ordinary shares, shares outstanding	480,241,752		0
Common Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	200,000,000		0
Ordinary shares, shares issued	79,400,000		0
Ordinary shares, shares outstanding	79,400,000		0
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, shares authorized	0
Ordinary shares, par value	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized			692,500,110
Ordinary shares, shares issued			221,980,000
Ordinary shares, shares outstanding			221,980,000
Treasury share, par value	$ 0.00005		$ 0.00005
Treasury share issued	11,604,808		0
Reportable Legal Entities [Member] | Series A convertible preferred shares | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005
Convertible preferred shares, shares authorized	0		65,288,360
Convertible preferred shares, shares issued	0		65,288,360
Convertible preferred shares, shares outstanding	0		65,288,360
Reportable Legal Entities [Member] | Series A-1 convertible preferred shares | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005
Convertible preferred shares, shares authorized	0		15,959,140
Convertible preferred shares, shares issued	0		12,222,267
Convertible preferred shares, shares outstanding	0		12,222,267
Reportable Legal Entities [Member] | Series B convertible preferred shares | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005
Convertible preferred shares, shares authorized	0		90,782,550
Convertible preferred shares, shares issued	0		87,756,440
Convertible preferred shares, shares outstanding	0		87,756,440
Reportable Legal Entities [Member] | Series C convertible preferred shares | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005
Convertible preferred shares, shares authorized	0		60,469,840
Convertible preferred shares, shares issued	0
Convertible preferred shares, shares outstanding	0		60,468,490
Reportable Legal Entities [Member] | Series D convertible preferred shares | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.00005		$ 0.00005
Convertible preferred shares, shares authorized	0		75,000,000
Convertible preferred shares, shares issued	0		52,428,242
Convertible preferred shares, shares outstanding	0		52,428,242
Reportable Legal Entities [Member] | Common Class A | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	600,000,000		0
Ordinary shares, shares issued	491,846,560		0
Ordinary shares, shares outstanding	480,241,752		0
Reportable Legal Entities [Member] | Common Class B | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	200,000,000		0
Ordinary shares, shares issued	79,400,000		0
Ordinary shares, shares outstanding	79,400,000		0